Other Comprehensive Income, Components of Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Translation adjustments, before tax	$ (35)	$ 71	$ 118
Translation adjustments, tax effect	13	(26)	(45)
Translation adjustments, Net of tax	(24)	57	66
Securities available for sale:
Unrealized gains (losses) arising during the year, Before tax	(578)	2,611	15,998
Unrealized gains (losses) arising during the year, Tax effect	359	(1,134)	(5,972)
Unrealized gains (losses) arising during the year, Net of tax	(219)	1,477	10,026
Reclassification of gains included in net income, Before tax	(696)	77	(349)
Reclassification of gains included in net income, Tax effect	262	(29)	129
Reclassification of gains included in net income, Net of tax	(434)	48	(220)
Net unrealized gains (losses) arising during the year, Before tax	(1,274)	2,688	15,649
Net unrealized gains (losses) arising during the year, Tax effec	621	(1,163)	(5,843)
Securities available for sale, Net change	(663)	1,538	9,811
Derivatives and hedging activities:
Net unrealized gains arising during the year, Before tax	190	750	193
Net unrealized gains arising during the year, Tax effect	(85)	(282)	(86)
Net unrealized gains arising during the year, Net of tax	105	468	107
Reclassification of net gains on cash flow hedges included in net income, Before tax	(571)	(613)	(531)
Reclassification of net gains on cash flow hedges included in net income, Tax effect	217	234	203
Reclassification of net gains on cash flow hedges included in net income, Net of tax	(354)	(379)	(328)
Net unrealized gains (losses) arising during the year, Before tax	(381)	137	(338)
Net unrealized gains (losses) arising during the year, Tax effect	132	(48)	117
Derivatives and hedging activities, Net change	(249)	89	(221)
Defined benefit pension plans:
Net actuarial gains (losses), Before tax	(1,079)	20	222
Net actuarial gains (losses), Tax effect	411	(9)	(73)
Net actuarial gains (losses), Net of tax	(668)	11	149
Amortization of net actuarial loss and prior service cost included in net income, Before tax	99	104	184
Amortization of net actuarial loss and prior service cost included in net income, Tax effect	(38)	(45)	(60)
Amortization of net actuarial loss and prior service cost included in net income, Net of tax	61	59	124
Net gains (losses) arising during the year, Before tax	(980)	124	406
Net gains (losses) arising during the year, Tax effect	373	(54)	(133)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(607)	70	273
Other comprehensive income, Before tax	(2,670)	3,020	15,835
Other comprehensive income, Tax effect	1,139	(1,291)	(5,904)
Other comprehensive income, Net of tax	(1,531)	1,729	9,931
Total Wells Fargo stockholders' equity [Member]
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Translation adjustments, Net of tax	(22)	45	73
Securities available for sale:
Securities available for sale, Net change	(653)	1,525	9,806
Derivatives and hedging activities:
Derivatives and hedging activities, Net change	(249)	89	(221)
Defined benefit pension plans:
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (607)	$ 70	$ 273